Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Net Operating Revenue [Abstract]
Schedule of Revenues Earned are Stated on a Net Basis	The revenues earned are stated on a net basis and recognized in the statement of operations when it is probable that economic benefits will flow to the Company, and their amounts can be reliably measured.
	For the year ended December 31,
	2023	2022	2021
Gross operating revenue
Goods	72,535	59,510	45,550
Services rendered and others	250	174	111
	72,785	59,684	45,661
(-) Revenue deductions
Returns and sales cancellation	(147)	(109)	(76)
Taxes	(6,135)	(5,055)	(3,687)
	(6,282)	(5,164)	(3,763)

Net operating revenue	66,503	54,520	41,898